RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of transactions with affiliates

Our accompanying consolidated financial statements include the following transactions with our affiliates not otherwise disclosed (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Sales to:
Unconsolidated affiliates	$223	$180	$201
Inventory purchases from:
Unconsolidated affiliates	565	465	369